Segmented Information (Details) $ in Thousands	12 Months Ended
	Oct. 31, 2021 CAD ($) segment	Oct. 31, 2020 CAD ($)
Segmented Information
Number of operating segments | segment	2
Revenue	$ 181,123	$ 83,265
Gross profit	63,983	30,812
(Loss) income from operations	(18,674)	91
Total assets	246,215	69,811
Total liabilities	94,211	58,088
Goodwill.	79,946	18,027
Goodwill		6,061
Goodwill	142,280	18,027
Impairment loss	2,733	705
Impairment loss	2,733	705
Canada
Segmented Information
Revenue	150,469	72,690
Gross profit	49,806	25,972
(Loss) income from operations	(20,512)	269
Total assets	164,154	60,621
Total liabilities	81,722	55,471
Goodwill.	39,238	15,400
Impairment loss	2,733	705
USA
Segmented Information
Revenue	19,947
Gross profit	9,288
(Loss) income from operations	439	(986)
Total assets	58,811	1,062
Total liabilities	8,475	806
Goodwill.	28,962
Europe
Segmented Information
Revenue	10,707	10,575
Gross profit	4,889	4,840
(Loss) income from operations	1,399	808
Total assets	23,250	8,128
Total liabilities	4,014	1,811
Goodwill.	11,746	2,627
Retail
Segmented Information
Revenue	173,845	74,981
Gross profit	61,896	27,575
(Loss) income from operations	(3,018)	4,470
Total assets	223,296	46,678
Total liabilities	59,272	22,893
Goodwill.	79,946	6,061
Impairment loss	2,733	705
Wholesale
Segmented Information
Revenue	7,191	7,911
Gross profit	2,000	2,867
(Loss) income from operations	(1,153)	(800)
Total assets	7,807	5,972
Total liabilities	2,166	1,894
Corporate
Segmented Information
Revenue	87	373
Gross profit	87	370
(Loss) income from operations	(14,503)	(3,579)
Total assets	15,112	17,161
Total liabilities	$ 32,773	$ 33,301